Basis of Presentation, Securities Available for Sale and Held to Maturity (Debt Securities) (Details)	12 Months Ended
Dec. 31, 2022
Securities Available for Sale and Held to Maturity [Abstract]
Non-payment period of loans moved to non-accrual status, debt securities	90 days